Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial assets
The PagSeguro Group classifies its financial instruments into the following categories:

	2019	2018
Financial assets
Amortized cost:
Cash and cash equivalents	1,403,955	2,763,050
Accounts receivable	10,507,122	8,104,679
Other receivables	84,099	20,148
Judicial deposits	5,651	1,511
Investment	1,500	—
Fair value through other comprehensive income
Financial investments	1,349,666	—

	13,351,993	10,889,388

Financial liabilities

	2019	2018
Financial liabilities
Amortized cost:
Payables to third parties	5,326,290	4,324,198
Trade payables	256,281	165,246
Payables to related parties	22,187	30,797
Other payables	73,129	29,501
Fair value through profit or loss
Contingent consideration (included in other payables)	15,800	—

	5,693,687	4,549,742